Income Taxes - Components of income tax (expense) recovery (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Current taxes	$ 965	$ (3,467)	$ (1,350)
Deferred taxes	1,665	1,560	7,557
Resource property revenue taxes	(3,875)	(6,891)	(5,658)
Income tax (expense) recovery	$ (1,245)	$ (8,798)	$ 549